ACCRUED CONSULTING FEES (Details - Consulting fees activity) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2022	May 31, 2022	May 31, 2021
Payables and Accruals [Abstract]
Accrued Professional Fees, Current	$ 1,036,917	$ 926,217	$ 832,967
Professional and Contract Services Expense	$ 120,000	$ 120,000